Subsequent Events (Additional Information) (Details) - USD ($)												1 Months Ended	12 Months Ended
	May 15, 2028	May 22, 2023	May 16, 2023	May 15, 2023	May 11, 2023	Apr. 27, 2023	Apr. 17, 2023	Jan. 12, 2023	Oct. 11, 2022	Jun. 23, 2022	Mar. 14, 2022	Aug. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	May 10, 2023	Jan. 25, 2023	Oct. 31, 2022	Jun. 30, 2022	Mar. 31, 2021	Feb. 10, 2021
Subsequent Event [Line Items]
Common shares issued													11,996,387	5,560,829
Class of warrant or right expiration period													5 years
Interest rate description													The note maturity has been extended from February 1, 2024 to December 31, 2024, which will bear interest at the rate of 15.0% per annum through and including December 31, 2023, payable in kind, and 10.0% per annum, payable in kind, and 5.0% per annum payable in cash, from and after January 1, 2024.
Warrants to purchase common shares														8,423,733			8,423,733	12,121,212
Exercise price of warrants			$ 0.33					$ 0.53	$ 1.62			$ 2.32	$ 2.90
Common shares issued upon exercise of warrants												384,446
Number of warrants outstanding													11,412,770	1,925,929					497,355
Warrant amendment description													In connection with this offering, the Company has agreed that certain existing warrants to purchase up to an aggregate of 8,423,733 common shares that were previously issued in March 2022, June 2022, and October 2022, at exercise prices ranging from $1.62 to $11.20 per share and expiration dates ranging from September 14, 2023 to June 23, 2029, were amended to reduce the exercise prices of the applicable warrants to $0.33, with expiration dates five years following the closing of the offering, i.e. on May 15, 2028, with the exception of warrants to purchase up to 972,763 common shares which will expire on June 23, 2029 as currently contemplated, as indicated in note 12.
Number of warrants issued								850,000	3,208,557				11,158,166	1,428,574
Net proceeds from share issuance									$ 6,000,002
Forecast
Subsequent Event [Line Items]
Number of warrants issued	972,763
Class of warrant or right expiration date	Jun. 23, 2029
Maximum [Member]
Subsequent Event [Line Items]
Maturity date of note													Jun. 23, 2029
Exercise price of warrants				$ 1.62									$ 11.20
Number of warrants issued			972,763	8,423,732					6,417,114
Minimum [Member]
Subsequent Event [Line Items]
Maturity date of note													Sep. 14, 2023
Exercise price of warrants				$ 11.20									$ 1.62
Prefunded Warrants
Subsequent Event [Line Items]
Exercise price of warrants										$ 0.0001	$ 0.0035
Number of warrants issued										645,526	185,715
Sprout Foods Inc [Member]
Subsequent Event [Line Items]
Minority ownership percentage													49.90%							49.90%
Alterna Capital Solutions, LLC [Member]
Subsequent Event [Line Items]
Inventory line																$ 5,000,000.0
Subsequent Event
Subsequent Event [Line Items]
Common shares issued				4,415,162
Purchase price						$ 13,000,000
Senior secured notes financing, Interest rate						15.00%
Senior secured notes financing, interest rate payable in kind						10.00%
Senior secured notes financing, interest rate payable in cash						5.00%
Public offering price per share					$ 0.33
Number of common shares issued on public offering					12,121,212
Warrants to purchase common shares					12,121,212
Exercise price of warrants			$ 0.33	$ 0.46	$ 0.33
Number of warrants outstanding				11,412,770
Net proceeds from share issuance					$ 4,000,000.0
Subsequent Event | Prefunded Warrants
Subsequent Event [Line Items]
Common shares issued upon exercise of warrants				5,410,600
Number of warrants outstanding				2,295,450
Number of warrants issued				7,706,050
Subsequent Event | May 2023 Warrants
Subsequent Event [Line Items]
Common shares issued upon exercise of warrants				0
Number of warrants issued				12,121,212
Subsequent Event | Sprout Foods Inc [Member]
Subsequent Event [Line Items]
Minority ownership percentage							49.90%
Subsequent Event | Common Stock [Member] | Sprout Foods Inc [Member]
Subsequent Event [Line Items]
Minority shares option exercised							$ 13,000,000.0
Shares issued during period, amount							$ 10,500,000
Subsequent Event | Alterna Capital Solutions, LLC [Member]
Subsequent Event [Line Items]
Inventory line															$ 7,500,000
Subsequent Event | Waiver Agreement
Subsequent Event [Line Items]
Purchase agreement prepayment amount		$ 2,000,000.0
Purchase agreement due date		May 15, 2023
Mandatory prepayment amount paid		$ 1,000,000.0
Interest rate accrued		24.00%
Extention fee aggregate amount		$ 138,606
Subsequent Event | Note Purchase Agreement
Subsequent Event [Line Items]
Purchase agreement date		Jan. 12, 2023